Capital Acquisitions and Dispositions (Schedule of Minor Acquisitions and Dispositions) (Details) - CAD ($) $ in Millions			12 Months Ended
	Aug. 31, 2022	Jul. 06, 2022	Dec. 31, 2022
Saskatchewan Viking Disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash		$ 241.7
Consideration (paid) received		241.7
Exploration and evaluation		0.0
Property, plant and equipment		(252.5)
Goodwill		(6.8)
Decommissioning liability		40.2
Fair value of net assets acquired (Carrying value of net assets disposed)		(219.1)
Gain on capital dispositions		$ 22.6
Kaybob Duvernay
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	$ (87.0)
Consideration (paid) received	(87.0)
Exploration and evaluation	28.0
Property, plant and equipment	61.8
Goodwill	0.0
Decommissioning liability	(2.8)
Fair value of net assets acquired (Carrying value of net assets disposed)	87.0
Gain on capital dispositions	$ 0.0
Other Minor Dispositions
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash			$ 38.2
Consideration (paid) received			38.2
Exploration and evaluation			(10.9)
Property, plant and equipment			(29.1)
Goodwill			(0.8)
Decommissioning liability			5.9
Fair value of net assets acquired (Carrying value of net assets disposed)			(34.9)
Gain on capital dispositions			$ 3.3